Note 22 - Condensed Financial Statements of 1st Constitution Bancorp (Parent Company Only) (Details) - Condensed Balance Sheet (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Investment securities available for sale	$ 101,557,211	$ 109,840,965		$ 93,683,774
Other assets	13,459,319	13,569,935		11,817,693
Total Assets	790,168,852	840,968,382		791,726,915
Liabilities And Shareholders’ Equity
Subordinated debentures	18,557,000	18,557,000		18,557,000
Shareholders’ equity	67,152,120	65,053,532	59,744,321	54,999,775	49,681,156
Total Liabilities and Shareholders’ Equity	790,168,852	840,968,382		791,726,915
Parent Company [Member]
Assets:
Cash		271,638		658,959
Investment securities available for sale		557,000		557,000
Investment in subsidiaries		80,461,566		70,155,460
Other assets		2,320,328		2,185,356
Total Assets		83,610,532		73,556,775
Liabilities And Shareholders’ Equity
Subordinated debentures		18,557,000		18,557,000
Shareholders’ equity		65,053,532		54,999,775
Total Liabilities and Shareholders’ Equity		$ 83,610,532		$ 73,556,775